Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	SIONIX CORP
Entity Central Index Key	0000764667
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to update the previous filed S-1 to include XBRL in this amendment.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 685	$ 23,084
Other receivable	12,173	1,500
Inventory	1,306,326	579,160
Other current assets	26,676	11,750
Total current assets	1,345,860	615,494
Non-current assets:
Property and equipment, net	29,519	38,599
Total assets	1,375,379	654,093
LIABILITIES AND STOCKHOLDER'S DEFICIT
Accounts payable	520,322	215,842
Accrued expenses	1,006,814	943,485
Deferred revenue	0	300,000
Notes payable - related parties	25,000	27,000
Convertible notes, net of debt discount	934,567	1,470,776
10% subordinated convertible notes	0	56,615
Derivative liability	320,516	137,063
Total current liabilities	2,807,219	3,150,771
Stockholders' deficit:
Preferred stock $0.001 par value, 10,000,000 shares authorized at September 30, 2011 and 2010	0	0
Common stock, $0.001 par value (600,000,000 shares authorized; 299,331,673 and 217,154,741 shares issued and outstanding at September 30, 2011 and 2010, respectively)	299,332	217,155
Additional paid-in capital	30,168,321	22,885,234
Accumulated deficit	(31,899,493)	(25,599,067)
Total stockholders' deficit	(1,431,840)	(2,496,678)
Total liabilities and stockholder's deficit	$ 1,375,379	$ 654,093

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Stockholders' deficit:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	600,000,000	600,000,000
Common stock, issued shares	299,331,673	217,154,741
Common stock, outstanding shares	299,331,673	217,154,741

Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statements Of Operations
Net revenues	$ 0	$ 1,620,000
Cost of sales	0	1,093,748
Gross profit	0	526,252
Operating expenses
General and administrative	3,177,296	1,680,436
Sales and marketing	449,588	247,042
Research and development	562,179	360,982
Depreciation	12,207	18,285
Total operating expenses	4,201,270	2,306,745
Loss from operations	(4,201,270)	(1,780,493)
Other income (expense)
Interest expense and financing costs	(499,398)	(902,209)
Gain (loss) on change in fair value of:
Derivative liability	(120,849)	(5,188)
Warrant and option liability	0	4,359,957
Beneficial conversion liability	0	959,985
Other income	470,128	0
Legal settlements	(236,821)	(25,000)
Gain (loss) on settlement of debt	(1,711,416)	731,137
Loss on asset disposition	0	(45,919)
Total other income (expense)	(2,098,356)	5,072,763
(Loss) income before income taxes	(6,299,626)	3,292,270
Income taxes	(800)	(800)
Net (loss) income attributable to common shareholders	$ (6,300,426)	$ 3,291,470
Basic (loss) income per share	$ (0.02)	$ 0.02
Diluted (loss) income per share	$ (0.02)	$ 0.02
Basic weighted average number of shares of common stock outstanding	256,816,636	156,785,125
Diluted weighted average number of shares of common stock outstanding	256,816,636	187,290,446

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Shares To Be Issued	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2009	$ 148,313	$ 12,089,664	$ 400	$ (28,890,537)	$ (16,652,160)
Beginning Balance - Shares at Sep. 30, 2009	148,314,046
Conversion of notes payable into common stock, Shares	37,629,046
Conversion of notes payable into common stock, Amount	37,629	3,212,085	(25,868)		3,223,846
Common stock issued for services, Shares	11,988,318
Common stock issued for services, Amount	11,990	950,811	(447)		962,354
Common stock issued for cash, Shares	18,583,331
Common stock issued for cash, Amount	18,583	971,417			990,000
Fair value of derivative liabilities transferred to equity		4,689,583			4,689,583
Common stock issued for extension of notes payable, Shares	640,000
Common stock issued for extension of notes payable, Amount	640	529,425	25,915		555,980
Share based payments		442,249			442,249
Net income				3,291,470	3,291,470
Ending Balance, Amount at Sep. 30, 2010	217,155	22,885,234		(25,599,067)	(2,496,678)
Ending Balance, Shares at Sep. 30, 2010	217,154,741
Conversion of notes payable into common stock, Shares	23,696,276
Conversion of notes payable into common stock, Amount	23,696	2,070,598			2,468,024
Common stock issued for services, Shares	20,040,322
Common stock issued for services, Amount	20,040	1,890,963			1,911,003
Common stock issued for cash, Shares	32,473,667
Common stock issued for cash, Amount	32,474	1,788,566			1,821,040
Warrants issued for cash		75,000			75,000
Cashless warrant exercises, Shares	166,667
Cashless warrant exercises, Amount	167	(167)			0
Common stock issued for extension of notes payable, Shares	5,800,000
Common stock issued for extension of notes payable, Amount	5,800	284,200			290,000
Share based payments		807,348			807,348
Net income				(5,933,847)	(6,300,426)
Ending Balance, Amount at Sep. 30, 2011	$ 299,332	$ 30,175,472	$ 0	$ (31,899,493)	$ (1,431,840)
Ending Balance, Shares at Sep. 30, 2011	299,331,673

Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net (loss) income	$ (6,300,426)	$ 3,291,470
Adjustments to reconcile net (loss) income to net cash used by operating activities:
Depreciation	12,207	18,285
Amortization of beneficial conversion feature and debt discounts	157,586	571,461
Share based payments	807,348	442,249
Common stock issued for services	1,911,003	962,354
(Gain) loss on change in fair value of:
Derivative liability	120,849	5,188
Warrant and option liability	0	(4,359,957)
Beneficial conversion liability	0	(959,985)
(Gain) loss on settlement of debt	1,711,416	(731,137)
Impairment of property and equipment	0	45,919
(Increase) decrease in:
Inventory	(727,166)	490,300
Other current assets	(38,059)	25,948
Other assets	0	28,495
Increase (decrease) in:
Accounts payable	82,775	(395,852)
Accrued expenses	374,655	388,963
Deferred revenue	(300,000)	(1,320,000)
Net cash used by operating activities	(2,187,812)	(1,496,299)
Cash flows from investing activities:
Purchase of property and equipment	(3,127)	(38,599)
Cash flows from financing activities:
Borrowings	272,500	545,000
Warrants issued for cash	75,000
Common stock issued for cash	1,821,040	990,000
Net cash provided by financing activities	2,168,540	1,535,000
Net (decrease) increase in cash and cash equivalents	(22,399)	102
Cash and cash equivalents, beginning of period	23,084	22,982
Cash and cash equivalents, end of period	685	23,084
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes paid	3,673	0
Interest paid	$ 0	$ 0

Organization and Description of Business	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Organization and Description of Business

Sionix Corporation (the "Company") was incorporated in Utah in 1996.  The Company was formed to design, develop, and market automatic water filtration systems primarily for small water districts. Sionix exited the Development Stage as of December 31, 2009 upon recognition of the revenue from the sale of a system.

The Company completed its reincorporation as a Nevada corporation effective July 1, 2003. The reincorporation was completed pursuant to an Agreement and Plan of Merger between Sionix Corporation, a Utah corporation ("Sionix Utah") and its wholly-owned Nevada subsidiary, Sionix Corporation ("Sionix Nevada"). Under the merger agreement, Sionix Utah merged with and into Sionix Nevada, and each share of Sionix Utah’s common stock was automatically converted into one share of common stock, par value $0.001 per share, of Sionix Nevada. The merger was effected by the filing of Articles of Merger, along with the Agreement and Plan of Merger, with the Secretary of State of Nevada.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates include collectability of accounts receivable, accounts payable, sales returns, and recoverability of long-term assets.

Cash and Cash Equivalents

Cash and cash equivalents represent cash and short-term, highly liquid investments with original maturities of three months or less.

Inventory

Inventory is stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis. Management utilizes specific product identification, historical product demand, and comparison of inventory costs to market value as the basis for determining the need for an excess or obsolete inventory reserve. Changes in market conditions, lower than expected customer demand, or changes in technology or features are also considered by management in determining whether an allowance for obsolete inventory is required. As of September 30, 2011 and 2010, management believes that no such reserve is required.

Property and Equipment

Property and equipment is stated at cost. The cost of additions and improvements are capitalized while maintenance and repairs are expensed as incurred. Depreciation of property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, ranging from 3 to 5 years.

Impairment of Long-Lived Assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal.

Derivatives

Derivative instruments are recognized as either assets or liabilities and are measured at fair value. Changes in the fair value of derivatives are recognized in earnings in the period of change.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether or not the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company's financial instruments primarily consist of cash and cash equivalents, accounts payable, accrued expenses, and short-term debt. As of the balance sheet dates, the estimated fair values of the financial instruments were not materially different from their carrying values as presented on the balance sheet. This is primarily attributed to the short maturities of these instruments. The Company did not identify any other non-recurring assets and liabilities that are required to be presented in the balance sheets at fair value.

Advertising

The cost of advertising is expensed as incurred, and included in sales and marketing expense. Total advertising costs were $20,930 and $8,000 for the years ending September 30, 2011 and 2010, respectively.

Revenue Recognition

Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. The Company recognizes revenue net of an allowance for estimated returns at the time of sale. The allowance for sales returns is estimated based on the Company’s historical experience. Sales taxes are presented on a net basis (excluded from revenues and costs). Shipping and handling costs billed to customers is included in net revenue and those costs not billed to customers are included in operating expenses.

Research and Development

The cost of research and development is expensed as incurred. Total research and development costs were $562,179 and $360,982 for the years ended September 30, 2011 and 2010, respectively.

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Stock-Based Compensation

The costs of all employee stock options, as well as other equity-based compensation arrangements, are reflected in the consolidated financial statements based on the estimated fair value of the awards on the grant date. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). Stock compensation for stock granted to non-employees is determined as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured.

Earnings per Share

Basic earnings per share are computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

	For the Year Ended September 30, 2010
		Weighted Average
	Income	Number of Shares	Amount per
	(Numerator)	(Denominator)	Share
Basic Earnings Per Share
Income available to common stockholders	$3,291,470	156,785,125	$0.02

Effect of Dilutive Securities
Stock options	—	969,547
Convertible debt	744,851	29,535,774

Diluted earnings per share
Adjusted income available to common stockholders	$4,036,321	187,290,446	$0.02

For the year ended September 30, 2011, the aforementioned securities were determined to be anti-dilutive and the number of shares used to determine basic and diluted earnings per share were the same.

Recently Issued Accounting Pronouncements

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU No. 2011-08 provides companies an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. ASU No. 2011-08 will be effective for the Company for goodwill impairment tests performed in the fiscal year ending September 30, 2013, with early adoption permitted. The adoption of this guidance is expected to have no impact on the Company’s consolidated financial condition and results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of shareholders’ equity. All non-owner changes in shareholders’ equity instead must be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Also, reclassification adjustments for items that are reclassified from other comprehensive income to net income must be presented on the face of the financial statements. ASU No. 2011-05 will be effective for the Company for the quarter ending December 31, 2012. The adoption of this guidance will have no impact on the Company’s financial condition and results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 clarifies and changes the application of various fair value measurement principles and disclosure requirements, and will be effective for the Company in the second quarter of fiscal 2012 (January 1, 2012). The adoption of this guidance will have no impact on the Company’s consolidated financial condition and results of operations.

In April 2010, the FASB issued ASU No. 2010-17, Revenue Recognition – Milestone Method (Topic 605), to provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments in the update are effective on a prospective basis for milestones achieved for fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted.  The Company is currently assessing the future impact of this new accounting update to its financial statements.

Property and Equipment	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Property and Equipment

Property and equipment consisted of the following at September 30, 2011 and 2010:

	2011	2010

Machinery and equipment	$41,726	$38,599
Less accumulated depreciation	(12,207)	—

Property and equipment, net	$29,519	$38,599

Depreciation expense for the years ended September 30, 2011 and 2010 was $12,207 and $18,285, respectively.

During the year ended September 30, 2010, the Company determined that certain property and equipment was impaired and/or no longer in use, and recognized a loss on disposition in the amount of $45,919.

Property and equipment acquired during September, 2010 had not been placed in service as of September 30, 2010 and therefore no depreciation expense was recognized for such assets.

Accrued Expenses	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Accrued Expenses

Accrued expenses consisted of the following at September 30, 2011 and 2010:

	2011	2010

Accrued salaries	$564,458	$77,000
Interest payable	236,229	256,777
Claims payable	15,334	290,000
Other accrued expenses	190,793	319,708

Total accrued expenses	$1,006,814	$943,485

During the year ending September 30, 2011, the Company issued 5,800,000 shares of common stock, valued at $290,000, to settle the claims payable balance as of September 30, 2010. Also during the year ending September 30, 2011, certain notes payable described in Note 9 were converted into common stock; included in the conversion amount was accrued interest of $216,966.

Deferred Revenue	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Deferred Revenue

In June 2010, the Company received an order for a Mobile Water Treatment System (“MWTS”), which required a deposit. As of December 31, 2010, the Company had completed its design and manufacture of the system and put the unit in place and as of September 30, 2010, customer deposits were $300,000, and classified as deferred revenue.

In March 2011, the Company entered into a settlement agreement with the MWTS customer, which included return of the MWTS unit to the Company, forfeiture of customer deposits, and re-pricing of a warrant previously issued to the customer. Other income of $470,128 was recognized in the year ended September 30, 2011, representing the net impact of the above items.

Notes Payable ��� Related Parties	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Notes Payable ��� Related Parties

The Company has received advances in the form of unsecured promissory notes from stockholders. The original date of these advances was November 2009 and March 2011. These notes bear interest at rates up to 10% and are due on demand. As of September 30, 2011 and 2010, such notes payable amounted to $25,000 and $27,000, respectively. Accrued interest on the notes amounted to $16,885 and $15,486 at September 30, 2011 and 2010, respectively, and is included in accrued expenses. Interest expense on these notes for the years ended September 30, 2011 and 2010 amounted to $2,636 and $10,308, respectively.

No demand for payment has been made as of September 30, 2011. During the year ending September 30, 2010, $80,000 of principal and $77,098 of accrued interest were converted into common stock as more fully described in Note 9.

Convertible Notes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Convertible Notes

At September 30, 2011 and 2010, convertible notes payable amounted to $934,567 and $1,470,776, respectively, net of discounts of $143,871 and $111,808, respectively. The notes bear interest at 10% - 12% per annum, and are convertible into common stock of the Company at $0.15 - $0.25 per share (as well as variable conversion rates described below). The notes are due at various dates through June, 2012 and are unsecured.

During the years ended September 30, 2011 and 2010, the Company issued $272,500 and $145,000, respectively, of convertible debentures that are convertible into common stock of the Company at variable conversion rates that provide a fixed return to the note-holder (of which $167,500 is outstanding as of September 30, 2011). Under the terms of the notes, however, the Company could be required to issue additional shares in the event of default. Due to these provisions, the Company determined that the conversion option should be bifurcated from the notes and valued separately. This conversion option has been recorded as a derivative liability, is being amortized over the terms of the related notes, and is carried at fair value in the accompanying balance sheet. During the years ended September 30, 2011 and 2010, the change in the fair value of this derivative liability amounted to ($120,849) and ($5,188), respectively.

During the year ended September 30, 2010, the Company issued $400,000 of convertible debentures that included warrants to purchase 2,266,667 shares of common stock at $0.25- $0.30 per share. The Company determined that the fair value of the warrants, using the method described in Note 11, amounted to $391,504 which was recorded as a debt discount. For certain notes, the Company also determined that there was a beneficial conversion feature that should be recognized, and recorded a related debt discount of $55,161 for the year ended September 30, 2010.

During the year ended September 30, 2010, the Company issued 640,000 shares of common stock valued at $555,980 in connection with the extension of the due dates for short-term promissory notes. Such shares were recorded as a debt discount.

The debt discounts described above were originally amortized over the extended terms of the related notes. As a result of the note conversions described below and in Note 9, such discounts were eliminated as a result of the conversions.

Subordinated Notes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subordinated Notes

At September 30, 2011 and 2010, subordinated notes amounted to $0 and $56,615, respectively. Such Subordinated Debentures (which were unsecured) matured on December 31, 2008, bore interest at the rate of 10% per annum, and were subordinated to certain notes described in Note 7, above.

As more fully described in Note 9, subordinated note-holders owed $480,159 (including interest) accepted the Company’s offer to convert their debt into 8,002,650 shares of common stock during the year ended September 30, 2010. During the year ended September 30, 2011, subordinated note-holders owed $67,267 (including interest) accepted the Company’s offer to convert their debt into 695,150 shares of common stock.

Note Conversions	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note Conversions

During the year ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 (including interest). In connection with the conversions, the Company issued warrants to purchase 979,167 shares of common stock, and issued warrants to purchase 6,500,000 shares of common stock to replace warrants to purchase 4,166,666 shares of common stock. In connection with the conversion of such debt, the Company recognized a loss of $787,727 as more fully described in Note 10.

During the year ended September 30, 2010, the Company issued 37,629,046 shares of common stock for conversion of debt in the amount of $2,071,668 (including interest). The conversions were effected as a result of the Company’s extension of an offer to substantially all of its note-holders to convert their outstanding notes, plus accrued interest, into common stock of the Company at a specific conversion price, generally $0.06 per share. Certain note-holders with rights to lower conversion prices were given the opportunity to convert their notes at proportionately reduced conversion prices. In connection with the conversion of such debt, the Company recognized a loss of $1,073,457 as more fully described in Note 10.

Gain (Loss) on Settlement of Debt	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Gain (Loss) on Settlement of Debt

For the years ended September 30, 2011 and 2010, gain (loss) on settlement of debt consisted of:

	2011	2010

Loss on conversion of debt	$(1,161,457)	$(1,073,457)
Gain on negotiated settlements	—	1,718,742
Other	(654,070)	85,852

(Loss) gain on settlement of debt	$(1,815,527)	$731,137

As described in Note 9, the Company converted certain notes payable into common stock during the years ended September 30, 2011 and 2010, recognizing losses of $1,161,457 and $1,073,457, respectively as a result of the conversion.

In July 2010, Ascendiant Capital Group, LLC ("Ascendiant") sued the Company in Orange County Superior Court (later moved to Los Angeles County Superior Court) for failure to repay approximately $520,000 in debt owed by the Company to Ascendiant. This debt was incurred by the Company in the ordinary course of its business and was subsequently acquired from the original creditors by Ascendiant.  On August 18, 2010, the Company and Ascendiant entered into a Settlement Agreement pursuant to which the Company agreed to issue 4,000,000 shares of its common stock to Ascendiant in exchange for extinguishment of the claims against the Company and dismissal of the litigation. On August 20, 2010, the presiding judge entered an Order Approving Settlement of Claim (the “Order”), pursuant to which the Settlement Agreement became binding on the Company and Ascendiant, and, on August 23, 2010, the Settlement Shares were issued to Ascendiant.

The terms and conditions of the issuance of the Settlement Shares were approved, after a hearing upon the fairness of such terms and conditions at which Ascendiant had the right to appear.  The issuance of the Settlement Shares was exempt from the registration requirements of the Securities Act of 1933 pursuant to Section 3(a)(10) of such Act.

In connection with the Ascendiant matter described above, as well as other negotiated settlements, the Company recognized a gain on settlement of debt in the amount of $1,718,742.

Warrant and Option Liability and Beneficial Conversion Features	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Warrant and Option Liability and Beneficial Conversion Features

In prior years, the Company issued warrants as part of debt issuances, stock issuances, and services.  The warrants and options qualified as derivative instruments as there were insufficient authorized common shares. In addition, the Company issued certain convertible promissory notes. Because there were insufficient authorized shares to fulfill all potential conversions, the Company classified all embedded conversion options as liabilities.

In March, 2010, the Company received shareholder approval to increase the authorized number of commons shares which had the effect of eliminating the warrant and option liability and the beneficial conversion features liability.

The Company recognized a gain on the fair value of the warrant and option liability of $4,359,957 for the year ended September 30, 2010 and recognized a gain on the change in fair value of the beneficial conversion liability of $959,985 for the year ended September 30, 2010.

Income Taxes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Income Taxes

Income tax for the years ended September 30, 2011 and 2010 is summarized as follows:

	2011	2010
Current:
Federal	$—	$639,500
State	800	95,300
Deferred benefit	(2,300,000)	—
Change in valuation allowance	2,300,000	(734,000)
Income tax expense	800	800

Through September 30, 2011, the Company incurred net operating losses for tax purposes of approximately $32,300,000. The net operating loss carry forward for federal and state purposes may be used to reduce taxable income through the year 2031. The availability of the Company's net operating loss carry forward is subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.

The gross deferred tax asset balance as of September 30, 2011 is approximately $12,550,000.  A 100% valuation allowance has been established against the deferred tax assets, as the utilization of the loss carry forward cannot reasonably be assured.   Components of the deferred tax assets are limited to the Company’s net operating loss carryforwards, and are presented as follows at September 30:

	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,550,000	$10,250,000
Deferred tax assets, net	12,550,000	10,250,000
Valuation allowance	(12,550,000)	(10,250,000)

Net deferred tax assets	$—	$—

Differences between the benefit from income taxes and income taxes at the statutory federal income tax rate are as follows for years ended September 30:

	2011		2010
	Amount	Rate	Amount	Rate

Tax expense (benefit) at federal statutory rate	$(2,017,000)	-34.0%	$1,157,000	34.0%
State taxes, net of federal benefit	(361,200)	-6.1%	209,800	6.1%
Change in warrant and option liability	—	—	(1,700,000)	-49.9%
Change in beneficial conversion liability	—	—	(374,000)	-11.0%
Other	79,000	1.4%	(26,000)	-0.8%
Net operating loss carryforward	2,300,000	38.7%	734,000	21.6%
Tax expense at actual rate	$800	0.0%	$800	0.0%

Stockholders��� Deficit	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Stockholders��� Deficit

Common Stock

The Company has 600,000,000 authorized shares of common stock, par value $0.001 per share. As of September 30, 2011 and 2010, the Company had 299,331,673 and 217,154,741 shares of common stock issued, respectively.

During the year ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 including interest. During the year-ended September 30, 2010, the Company issued 37,629,046 shares of common stock for conversion of debt in the amount of $2,071,668 including interest.

During the years ended September 30, 2011 and 2010, the Company issued 20,040,322 and 11,988,318 shares of common stock valued at $1,911,003 and $962,354, respectively for outside services.

During the years ended September 30, 2011 and 2010, the Company issued 0 and 640,000 shares of common stock valued at $0 and $555,980, respectively for the extension of due dates for debt as described in Notes 6 through 9.

During the year ended September 30, 2011, the Company issued 32,473,667 shares of common stock together with warrants to purchase 16,236,833 shares of common stock, for gross proceeds of $1,821,040 ($0.06 per share). The warrants issued are exercisable at $0.07 to $0.17 per share and expire from two to five years from the date of issuance. The Company paid finders’ fees of $155,000, and issued warrants for the purchase of 1,637,500 shares of common stock at a purchase price of $0.06 in connection with this investment.

During the year ended September 30, 2010, the Company issued 18,583,331 shares of common stock together with warrants to purchase 9,921,666 shares of common stock, for gross proceeds of $1,115,000 ($0.06 per share). The warrants issued are exercisable at $0.17 per share and expire five years from the date of issuance. The Company paid finders’ fees of $125,000 and issued warrants for the purchase of 2,125,000 shares of common stock at a purchase price of $0.06 in connection with this investment.

Employee Stock Options and Warrants

A summary of the Company’s activity for employee stock options and warrants:

				Weighted
		Weighted		Average
		Average	Aggregate	Remaining
	Number	Exercise	Intrinsic	Contractual
	of Options	Price	Value	Life

Outstanding at October 1, 2010	24,501,316	$0.13	$—	2.55
Granted	14,365,000	0.10
Expired	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at September 30, 2011	38,866,316	$0.12	$65,650	3.01

Exercisable at September 30, 2011	38,331,631	$0.12	$64,974	2.99

Options outstanding and exercisable as of September 30, 2011:

		Weighted		Weighted
		Average		Average
		Remaining		Remaining
Exercise	Options	Contractual	Options	Contractual
Price	Outstanding	Life	Exercisable	Life
$0.06	6,565,000	3.77	6,497,438	3.76
$0.07	2,000,000	4.25	2,000,000	4.25
$0.09	2,000,000	4.25	2,000,000	4.25
$0.10	9,416,850	2.82	9,416,850	2.82
$0.12	8,450,940	2.53	8,450,940	2.53
$0.14	500,000	3.06	32,877	3.06
$0.15	7,000,000	3.06	7,000,000	3.06
$0.25	2,933,526	1.22	2,933,526	1.22
	38,866,316	3.01	38,331,631	2.99

During the year ended September 30, 2011, the Company granted a total of 14,365,000 options and warrants to certain officers and employees. Certain options and warrants vested immediately upon grant and have a term of five years; other options and warrants with a two-year term vest ratably over the vesting period. The weighted average grant-date fair value of these options and warrants was $831,670.   The fair value of these options and warrants was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

risk free rate of return of 0.44% – 2.24%;

volatility of 152% – 190%;

dividend yield of 0%; and

expected term of 2-5 years.

During the year ended September 30, 2011, the Company amended the terms of 1,583,200 options granted to former officers. The officers’ options had an original exercise price of $0.15 - $0.25 per share, and were re-priced to $0.10 per share. The Company compared the fair value of the options immediately before and immediately after the amendments, and determined that the excess fair value of $36,542 should be recorded as compensation expense.

Stock Warrants

A summary of the Company’s warrant activity with non-employees:

		Weighted
		Average	Aggregate
	Number	Exercise	Intrinsic
	of Warrants	Price	Value
Outstanding at October 1, 2010	65,238,820	$0.18	$—
Granted	47,471,183	0.12
Expired	(11,350,000)	—
Forfeited	(6,593,333)	—
Exercised	(500,000)	—
Outstanding as of September 30, 2011	94,266,670	$0.15	$75,000

Exercisable as of September 30, 2011	94,266,670	$0.15	$75,000

Warrants outstanding and exercisable as of September 30, 2011:

			Weighted
			Average
			Remaining	Weighted Average
Exercise	Warrants	Warrants	Contractual	Exercise Price
Price	Outstanding	Exercisable	Life	Outstanding	Exercisable

$ 0.06	7,500,000	7,500,000	4.64	$ 0.06	$ 0.06
$ 0.07	23,333,333	23,333,333	2.53	$ 0.07	$ 0.07
$ 0.10	4,026,578	4,026,578	3.43	$ 0.10	$ 0.10
$ 0.12	6,226,000	6,226,000	2.19	$ 0.12	$ 0.12
$ 0.14	5,000,000	5,000,000	4.06	$ 0.14	$ 0.14
$ 0.15	2,107,667	2,107,667	3.08	$ 0.15	$ 0.15
$ 0.17	24,658,326	24,658,326	4.28	$ 0.17	$ 0.17
$ 0.18	850,000	850,000	1.29	$ 0.18	$ 0.18
$ 0.25	15,269,312	15,269,312	1.45	$ 0.25	$ 0.25
$ 0.30	5,295,454	5,295,454	1.26	$ 0.30	$ 0.30

	94,266,670	94,266,670

During the year ended September 30, 2010, the Company completed offerings of $400,000 in principal amount of convertible debentures to a group of institutional and accredited investors.  As part of the above offering, the Company issued warrants to purchase 2,266,667 shares of common stock at exercise prices of $0.15 to $0.25 per share, which expire five years from date of grant. As described above, the Company also issued warrants to purchase 9,921,666 shares of common stock at an exercise price of $0.17 per share in connection with equity financing. As described in Note 9, the Company issued warrants to purchase 9,814,722 shares of common stock at exercise prices ranging from $0.06 to $0.12 per share in connection with debt conversions.

Commitments	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Commitments

Operating Lease

As of August 1, 2008, the Company entered into a 36 month lease for an industrial site consisting of approximately 12,000 square feet of administrative offices and a manufacturing facility.  Monthly lease payments for the period from August 1, 2009 through July 31, 2010 were $8,995 plus common area maintenance charges and monthly lease payments for the period from August 1, 2010 through July 31, 2011 were $9,355 plus common area maintenance charges.  The lease agreement included an option to extend the lease for an additional 36 months. If the option was exercised, monthly payments over the three year term would be $9,730 plus common area maintenance charges from August 1, 2011 through July 31, 2012, $10,118 plus common area maintenance charges from August 1, 2012 through July 31, 2012, and $10,523 plus common area maintenance charges from August 1, 2013 through July 31, 2014.

On December 22, 2009, the Company vacated the administrative offices and manufacturing facility. The Company reached an agreement with the lessor relating to the future aggregate minimum annual lease payments arising from this lease agreement, and reached a settlement related to the outstanding obligations under the lease. The Company has satisfied this settlement in full.

For the year ended September 30, 2010, rent expense under this operating lease amounted to $30,495.

As of September 30, 2011, the Company does not have any lease commitments.

Going Concern	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of its liabilities in the normal course of business. Through September 30, 2011, the Company has incurred cumulative losses of $31,899,493 including a net loss for the year ended September 30, 2011 of $6,300,426. As the Company has no cash flow from operations, its ability to continue as a going concern is entirely dependent upon obtaining adequate cash to finance its overhead, research and development activities, and acquisition of production equipment. It is unknown when, if ever, the Company will achieve a level of revenues adequate to support its costs and expenses. In order for the Company to meet its basic financial obligations, including salaries, debt service and normal operating expenses, it plans to sell additional units of its water treatment system, and to seek additional equity or debt financing. Because of the Company’s history and current debt levels, there is considerable doubt that the Company will be able to obtain financing. The Company’s ability to meet its cash requirements for the next twelve months depends on its ability to obtain such financing. Even if financing is obtained, any such financing will likely involve additional fees and debt service requirements which may significantly reduce the amount of cash we will have for our operations. Accordingly, there is no assurance that the Company will be able to implement its plans.

As mentioned in Notes 6, 7, 8, and 9, the Company has short-term promissory notes, convertible notes, and subordinated debentures some of which have matured. The Company is in the process of renegotiating the terms of the notes with the note holders to extend the maturity date. If the Company is unsuccessful in extending the maturity date, the Company may not be able to continue as a going concern. The Company is continuing its efforts to obtain customers for its products, expanding its sales efforts worldwide as well as expanding the industries it targets for possible customers. The Company also has future plans for additional products, and revisions to its current products. In support of this the Company plans to hire additional personnel who have the industry experience and the training so that they can be immediately effective in the building of the Company. The Company has also made changes to its manufacturing capabilities and believes that it can effectively outsource most if not all of its engineering, design, production and service to contract manufacturers and other professional firms. This would reduce costs and improve the quality of its products. It is also continuing to seek additional investment capital in the form of debt or equity to sustain continued operations, and considering certain changes to its capital structure to become more attractive to potential investors and business partners. Last, to manage these activities the Company has hired new senior management who have the manufacturing, finance and public company experience necessary to manage the Company.

Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Supplemental Cash Flow Information

During the year ended September 30, 2011:

·         The Company issued 23,696,276 shares of common stock for in connection with the conversion of certain notes payable.

·         The Company issued 5,800,000 shares of common stock, having a value of $290,000, in connection with the settlement of accounts payable.

·         The Company issued 20,040,322 shares of common stock for services.  The fair value of the common stock on the date of issuance was $1,911,003.

During the year ended September 30, 2010:

·         The Company issued 37,629,046 shares of common stock for in connection with the conversion of certain notes payable.

·         The Company issued 640,000 shares of common stock, having a value of $555,980, in connection with extending the due dates of certain notes payable.

·         The Company issued 11,988,318 shares of common stock for services.  The fair value of the common stock on the date of issuance was $962,354.

Subsequent Events	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events

$1,000,000 Private Placement

On November 8, 2011, Sionix completed a private placement in which it sold and issued a senior secured redeemable debenture of $300,000 (the “Debenture”) to TCA Global Credit Master Fund, LP for aggregate gross proceeds of $300,000 pursuant to a Securities Purchase Agreement between Sionix and the investor that is dated October 31, 2011. Until maturity of the Debenture, Sionix may request that investor purchase additional debentures in two tranches, each in an amount of up to $350,000 so long as there has been no default event under the Securities Purchase Agreement or Debenture or related Security Agreement or Pledge Agreement.

So long as the investor owns the Debenture, Sionix and its subsidiaries may not do the following:

  create, assume, incur, or have outstanding any debt or become liable for any obligation of any other person except for the Debentures; obligations for accounts payable, other than for money borrowed, incurred in the ordinary course of business; indebtedness existing immediately prior to the closing of this private placement and set forth in our financial statements, provided that such indebtedness is subordinated to the obligations owed to the investor under the Debentures; and indebtedness incurred after the closing that is subordinated to the obligations owed to the investor based on the investor’s perfected security interest.

  create, assume, incur, or suffer or permit to exist any encumbrance upon any assets of Sionix or any of its subsidiaries.

  make or have outstanding any new investments in, or loans or advances to, any other person, or acquire all or any substantial part of the assets, business, stock, or other evidence of beneficial ownership of any other person, except: (i) investments in direct obligations of the United States or any state in the United States; (ii) trade credit extended by Sionix in the ordinary course of business; and (iii) investments existing as of the date of the Securities Purchase Agreement and set forth in our financial statements.

  permit or enter into any transaction involving a change in control, or any other merger, consolidation, sale, transfer, license, lease, encumbrance, or otherwise disposition of all or any part of its properties or business or all or any substantial part of its assets, except for the sale, lease, or licensing of property or assets of Sionix in the ordinary course of business.

  make or incur obligations or undertake expenditures for the acquisition or lease of any fixed assets or other obligations or expenditures that are required to be capitalized under GAAP.

  purchase or redeem any shares of its capital stock; (ii) declare or pay any dividends or distributions, whether in cash or otherwise, or set aside any funds for any such purpose; (iii) make any loans, advances, or extensions of credit to, or investments in, any person, including, without limitation, any affiliates or officers, directors, employees, or material shareholders; or (iv) increase the annual salary paid to any officers or directors as of the date of the Securities Purchase Agreement.

At this closing, Sionix issued to the investor 2,358,491 shares of common stock as an incentive for the private placement (“Incentive Shares”). Sionix can repurchase these shares if it chooses to pay the incentive fee of $125,000 in cash for a period of 9 months after this closing. As well, Sionix and the investor will revalue the shares at the 9 month anniversary from this closing and if the underlying shares are worth more than $125,000 based the then current market valuation, then Sionix will receive shares back from the investor. Conversely, if the market price is less than the incentive fee of $125,000 then Sionix will be required to issue additional shares. Sionix also issued to the investor 16,981,132 shares of common stock as pledged stock and additional security (“Pledge Shares”).

The Debenture is dated October 31, 2011 and has an interest rate of 12%. It matures on July 31, 2012. Sionix has an optional right of redemption prior to maturity. Sionix must redeem the Debenture on the maturity date at a redemption premium of 7.5%.

The parties also entered into a Security Agreement for the benefit of the investor dated October 31, 2011. Sionix granted to the investor a continuing, first priority security interest in certain property of Sionix to secure the prompt payment, performance, and discharge in full of all of Sionix’s obligations under the Debenture, Securities Purchase Agreement, and Pledge Agreement.

The parties also entered into a Pledge and Escrow Agreement dated October 31, 2011 under which Sionix pledged the Pledge Shares in order to secure the full and timely payment and performance of all of its obligations to the investor under the Securities Purchase Agreement, the Debenture, and the Security Agreement.

$100,000 Private Placement

On November 9, 2011, Sionix completed a private placement in which it sold and issued 1,666,667 units of its securities to an existing accredited investor, at a purchase price of $0.06 per unit, for aggregate gross proceeds of $100,000 pursuant to a Securities Purchase Agreement between Sionix and the investor. Each unit consisted of one (1) share of common stock and included 50% warrant coverage such that the investor received 1,666,667 shares of common stock and a warrant to purchase a total of 833,333 shares of common stock. The warrants are exercisable at a price of $0.17 per share and expire on November 9, 2014. The investor had a pre-existing relationship with Sionix prior to this private placement.